OTHER ASSETS	12 Months Ended
Jun. 30, 2019
OTHER ASSETS [Abstract]
OTHER ASSETS
8.	OTHER ASSETS

	2019	2018
	US$000	US$000
Current
Prepayments	465	—
Advance royalties (1)	54	—
Total current	519	—
Non-current
Restricted cash (security deposits and bonds)	1,407	1,102
Advance royalties (1)	2,854	2,462
Capitalised borrowing costs	—	2,987
Total non-current	4,261	6,551
Total other assets	4,780	6,551

Notes:

(1)
The Group’s coal leases require the payment of annual minimum advance royalties prior to the commencement of mining operations and the payment of earned royalties once mining operations commence. The advance royalties paid became recoupable against any earned royalties due under the coal leases on a lease-by-lease basis once the Company determined to move forward with development.